Revenue - Schedule of Revenues by Geographic Region (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
Disaggregation of Revenue [Line Items]
Revenue	$ 11,766	$ 12,960	$ 21,152	$ 27,031	$ 53,467	$ 64,211
France
Disaggregation of Revenue [Line Items]
Revenue	1,866	1,258	3,536	3,113
Turkey
Disaggregation of Revenue [Line Items]
Revenue					5,494	4,079
Spain
Disaggregation of Revenue [Line Items]
Revenue	1,450	896	2,562	2,520	4,618	6,852
Chile
Disaggregation of Revenue [Line Items]
Revenue					2,708	5,008
United Kingdom
Disaggregation of Revenue [Line Items]
Revenue			2,173	2,257
All Other Countries
Disaggregation of Revenue [Line Items]
Revenue	$ 8,450	$ 10,806	$ 12,881	$ 19,141	$ 35,078	$ 42,240